AST MONEY MARKET PORTFOLIO
SUMMARY: AST GOVERNMENT MONEY MARKET PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is to seek high current income and maintain high levels of liquidity.
PORTFOLIO FEES AND EXPENSES
The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AST MONEY MARKET PORTFOLIO AST MONEY MARKET PORTFOLIO
Management Fees	0.32%
Distribution and/or Service Fees (12b-1 Fees)	0.25%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.59%
Fee Waiver and/or Expense Reimbursement	(0.02%)
Total Annual Portfolio Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.57%	[1]
[1]	The Manager has contractually agreed to waive a portion of the management fee for the Portfolio by implementing the following management fee schedule: 0.30% to $3.25 billion; 0.2925% on the next $2.75 billion; 0.2625% on the next $4 billion; and 0.2425% over $10 billion of average daily net assets. This waiver may not be terminated or modified prior to June 30, 2017 without the prior approval of the Trust's Board of Trustees.

Example.
The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
AST MONEY MARKET PORTFOLIO | AST MONEY MARKET PORTFOLIO | USD ($)	58	187	327	736

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
The Portfolio invests at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements that are fully collateralized with cash or government securities. Government securities include US Treasury bills, notes, and other obligations issued or guaranteed as to principal and interest by the US Government or its agencies or instrumentalities. The Portfolio has a policy to invest under normal conditions at least 80% of its net assets in government securities and/or repurchase agreements that are collateralized by government securities.

The Portfolio invests only in securities that have remaining maturities of 397 days or less, or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulations. The Portfolio seeks to invest in securities that present minimal credit risk. The Portfolio may invest significantly in securities with floating or variable rates of interest.

The Portfolio seeks to maintain a stable net asset value of $1.00 per share. In other words, the Portfolio attempts to operate so that shareholders do not lose any of the principal amount they invest in the Portfolio. Of course, there can be no assurance that the Portfolio will achieve its goal of a stable net asset value, and shares of the Portfolio are neither insured nor guaranteed by the US government or any other entity. For instance, the issuer or guarantor of a portfolio security or the other party to a contract could default on its obligation, and this could cause the Portfolio's net asset value per share to fall below $1.00. In addition, the income earned by the Portfolio will fluctuate based on market conditions, interest rates and other factors.

In a low interest rate environment, the yield for the Portfolio, after deduction of operating expenses, may be negative even though the yield before deducting such expenses is positive. A negative yield may also cause the Portfolio's net asset value per share to fall below $1.00. Prudential Investments LLC and AST Investment Services, Inc. may decide to reimburse certain of these expenses to the Portfolio in order to maintain a positive yield, however they are under no obligation to do so and may cease doing so at any time without prior notice.
Principal Risks of Investing in the Portfolio.
The risks summarized below are the principal risks of investing in the Portfolio. You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Adjustable and Floating Rate Securities Risk. The value of adjustable and floating rate securities may lag behind the value of fixed rate securities when interest rates change.

Credit Risk. This is the risk that the issuer, the guarantor or the insurer of a fixed-income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Expense Risk. The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table above for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.

Fixed Income Securities Risk. Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable to pay obligations when due; due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings at the price it values the security or at any price; the Portfolio’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Portfolio’s investment in fixed income securities will go down in value. Risks associated with rising interest rates are currently heightened because interest rates in the US are at, or near, historic lows.

Interest Rate Risk. The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Portfolio may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Portfolio's holdings may fall sharply. This is referred to as “extension risk.” The Portfolio may face a heightened level of interest rate risk since the US Federal Reserve Board has ended its quantitative easing program and may continue to raise rates. The Portfolio may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk. The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value.

Market and Management Risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. The investment techniques, risk analysis and investment strategies used by a subadviser in making investment decisions for the Portfolio may not produce the intended or desired results.

Prepayment or Call Risk. Prepayment or call risk is the risk that issuers will prepay fixed-rate obligations held by the Portfolio when interest rates fall, forcing the Portfolio to reinvest in obligations with lower interest rates than the original obligations. Mortgage-related securities and asset-backed securities are particularly subject to prepayment risk.

Recent Events Risk. Events in the financial markets have caused, and may continue to cause, increased volatility and a significant decline in the value and liquidity of many securities. As a result, identifying investment risks and opportunities may be especially difficult. There is no assurance that steps taken by governments, and their agencies and instrumentalities, to support financial markets will continue, and the impact of regulatory changes on the markets may not be known for some time.

Regulatory Risk. The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the SEC and/or the CFTC. Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. A change in laws and regulations may materially impact the Portfolio, a security, business, sector or market.

US Government Securities Risk. US Government securities may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the US Government, and may not be backed by the full faith and credit of the US Government.

Yield Risk. The amount of income received by the Portfolio will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the Portfolio’s expenses could absorb all or a significant portion of the Portfolio’s income. If interest rates increase, the Portfolio’s yield may not increase proportionately. For example, the Portfolio’s investment manager may discontinue any temporary voluntary fee limitation.
Past Performance.
The bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Past performance does not mean that the Portfolio will achieve similar results in the future.

The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Prior to September 12, 2016, the Portfolio operated under the name “AST Money Market Portfolio”as a prime money market fund and invested in certain types of securities that, as a government money market fund, the Portfolio is no longer permitted to hold. Consequently, the performance information below may have been different if the current investment limitations had been in effect during the period prior to the Portfolio’s conversion to a government money market fund.
Annual Total Returns

Best Quarter:		Worst Quarter:
1.24%	3rd Quarter 2007	0.00%	4th Quarter 2015

Average Annual Total Returns (For the periods ended December 31, 2015)
Average Annual Total Returns - AST MONEY MARKET PORTFOLIO	1 Year	5 Years	10 Years
AST MONEY MARKET PORTFOLIO	none	0.01%	1.21%
Lipper Variable Insurance Products (VIP) Money Market Funds Average (reflects no deduction for fees, expenses or taxes)	(0.03%)	(0.02%)	1.16%
Lipper US Government Money Market Index (reflects no deduction for fees, expenses or taxes)	0.01%	0.01%	1.08%

7-Day Yield (as of 12/31/15)
AST Government Money Market Portfolio	0.00%
iMoneyNet's Government & Agency Retail Average	0.01%